ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of
	June 30, 2026	December 31, 2025

Accounts receivable	$1,324,270	$1,130,188
Less: allowance for expected credit losses	(379,359)	(382,245)
	$944,911	$747,943

The movement of allowances for expected credit losses is as follows:

	As of
	June 30, 2026	December 31, 2025

Balance at beginning, January 1	$(382,245)	$(383,105)
Allowance for expected credit losses	—	—
Foreign currency translation	2,886	860
Balance at end of period	$(379,359)	$(382,245)

For the period ended June 30, 2026 and December 31, 2025, the Company has assessed the expected credit losses and no additional allowance was made.